Schedule of related party balances (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 02, 2022
Related Party Transaction [Line Items]
Amounts due from related parties		$ 89,029		$ 100,144
Amounts due to related parties					$ 4,100,000
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 449,094	560,823	$ 560,823	139,168
Amounts due to related parties	1,385,455	1,777,397	1,703,830	1,003,924
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	449,094	560,823	560,823	7,287,376
Amounts due to related parties	76,472,666	67,770,641	67,697,074	86,488,519
Regal Planet Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	48,468,089	48,538,334	48,538,334	48,654,398
GEA Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	9,910,294	10,443,375	10,443,375
Sino Dynamic Solutions Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				7,148,208
Amounts due to related parties	877,166			4,130,912
Mr Alexander Kong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,752,602	2,025,547	2,025,547	114,374
Ripple Lab Inc [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 13,079,060	$ 4,985,988	$ 4,985,988	$ 32,584,911